Schedule I Condensed Financial Statements - Condensed Balance Sheets (Parenthetical) (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	89,626,525	82,737,008	82,418,808
Common stock, shares outstanding	89,626,525	82,737,008	82,418,808
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		1,000,000,000	1,000,000,000
Common stock, shares issued		82,737,008	82,418,808
Common stock, shares outstanding		82,737,008	82,418,808